ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

December 20, 2017	Nathan D. Somogie
(617) 951-7326
Nathan.Somogie@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust I (File Nos. 333-48456 and 811-10183)

Dear Ladies and Gentlemen:

On behalf of Brighthouse Funds Trust I (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the Supplement regarding Victory Sycamore Mid Cap Value Portfolio (formerly, Invesco Mid Cap Value Portfolio), a series of the Trust, dated December 5, 2017 to the Trust’s Prospectus dated May 1, 2017, as supplemented, filed with the Securities and Exchange Commission on December 5, 2017 under Rule 497(e) (SEC Accession No. 0001193125-17-361786).

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

Please direct any questions or comments on the enclosed materials to me at (617) 951-7326.

Sincerely,

/s/ Nathan D. Somogie

Nathan D. Somogie

cc:	Andrew Gangolf, Esq.

Michael Lawlor, Esq.

Brian D. McCabe, Esq.

Jeremy C. Smith, Esq.

EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated December 5, 2017 to the Brighthouse Funds Trust I Prospectus dated May 1, 2017, filed with the Securities and Exchange Commission on December 5, 2017 (SEC Accession No. 0001193125-17-361786) pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

EXHIBIT INDEX

BRIGHTHOUSE FUNDS TRUST I

Exhibit Ref.	Title of Exhibit

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.INS	XBRL Instance Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.SCH	XBRL Taxonomy Extension Schema Document